Accounts receivable (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Accounts Receivable, Net [Abstract]
Accounts receivable - trade	$ 8,601,269	$ 5,050,951
Accounts receivable - related party	1,257	93,506
Accounts receivable, net	$ 8,602,526	$ 5,144,457